Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
During the years ended December 31, 2016 and 2015, the activity of these loans was as follows:

	2016	2015

Balance, beginning of year	$13,148,726	$12,732,702
Additions	3,987,121	3,473,398
Amounts collected	(4,205,038)	(3,057,374)
Change in related parties	(148,576)	-
Balance, end of year	$12,782,233	$13,148,726